employee future benefits - Other defined benefit plans (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)
employee future benefits
Current service cost		$ 10		$ 9
Employee defined benefit plan remeasurements in other comprehensive income		1		$ 132
Other defined benefit plans
employee future benefits
Employee defined benefit plan remeasurements in other comprehensive income	$ (2)		$ 0
First year
employee future benefits
Estimated future benefit payments		1
2 years hence
employee future benefits
Estimated future benefit payments		1
3 years hence
employee future benefits
Estimated future benefit payments		1
4 years hence
employee future benefits
Estimated future benefit payments		1
5 years hence
employee future benefits
Estimated future benefit payments		1
5 years hence to 10 years
employee future benefits
Estimated future benefit payments		$ 4